Borrowings (Tables)	6 Months Ended
Jun. 30, 2020
Borrowings
Schedule of borrowings

	December 31,	June 30,
	2019	2020
Amounts due within one year	115,572	318,256
Less: unamortized deferred loan issuance costs	(5,750)	(5,247)
Borrowings - current portion	109,822	313,009
Amounts due after one year	1,250,059	1,017,510
Less: unamortized deferred loan issuance costs	(13,857)	(11,408)
Borrowings - non-current portion	1,236,202	1,006,102
Total	1,346,024	1,319,111